DISCONTINUED OPERATION (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Operating activities	$ 116	$ (2,111)
Investing activities	(1,187)	746
Financing activities	$ 251	$ (41)